UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09917

                        SENTINEL VARIABLE PRODUCTS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       National Life Drive, Montpelier, Vermont          05604
       ----------------------------------------        ----------
       (Address of principal executive offices)        (zip code)

                           NL Capital Management, Inc.
                 National Life Drive, Montpelier, Vermont 05604
                 ----------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (802) 229-3900

Date of fiscal year end:       December 31

Date of reporting period:      January 1, 2003 - June 30, 2003

ITEM 1.  REPORT TO SHAREHOLDERS
------------------------------------------------------------------------------


                        Sentinel Variable Products Trust

                        Policyholders Semi-Annual Report

                                 June 30, 2003



                               [GRAPHIC OMITTED]












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                                                SENTINEL VARIABLE PRODUCTS TRUST

                                                National Life Drive,
                                                Montpelier, Vermont 05604




           ---------------------------------------------------------------------
           Table of Contents
            1 Message to Policyholders
            2 Fund Performance
            3 Sentinel Variable Products Trust Common Stock Fund
            4 Sentinel Variable Products Trust Growth Index Fund
            5 Sentinel Variable Products Trust Mid Cap Growth Fund
            6 Sentinel Variable Products Trust Small Company Fund
            7 Sentinel Variable Products Trust Money Market Fund
            8 SVPT Statement of Assets and Liabilities
            9 SVPT Statement of Operations
           10 SVPT Statement of Changes in Net Assets
           12 SVPT Common Stock Fund Financial Highlights
           13 SVPT Growth Index Fund Financial Highlights
           14 SVPT Mid Cap Growth Fund Financial Highlights
           15 SVPT Small Company Fund Financial Highlights
           16 SVPT Money Market Fund Financial Highlights
           17 SVPT Notes to Financial Statements
           20 Board Members and Officers







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                            Message to Policyholders



[PHOTO OMITTED]                         [PHOTO OMITTED]

James A. Mallon                         Joseph M. Rob
Chairman                                President





Dear Policyholder:

We are pleased to submit our semi-annual report for the six months ended June 30, 2003.

THE ECONOMY
The pace of economic activity continued to be restrained, with annualized growth of 1.4% over the past six months. Business capital spending has yet to exhibit the traditional cyclical resurgence witnessed during economic upswings. Given continued excess capacity in most industries and slow final demand growth, the majority of companies have opted to focus on efficiency and cost cutting measures, and in paying down debt or refinancing at attractive prevailing interest rates. Until business investment growth resumes, we expect that economic growth will remain sub-par, although still positive.

         The consumer sector has continued to be the one area of notable strength in the economy, defying predictions of a slowdown. Low interest rates have been very beneficial - allowing for mortgage refinancing at multi-decade low interest rates, and for consumers to take out "excess" cash from appreciated property values. Bolstered by solid real wage growth, consumers have continued their normal spending patterns throughout the slow-growth environment of the past two years. In the future, while we expect consumer spending growth to remain positive, it is critical that other areas exhibit stronger growth to enhance overall economic activity.

         The Federal Reserve has applied unprecedented stimulus in an effort to reinvigorate economic activity and prevent the economy from lapsing into recession once again. Short-term interest rates have been slashed, and longer-term rates have trended meaningfully lower. Corporate borrowing costs have improved dramatically as a result. Congress recently approved the President's tax cut proposals - a measure that, along with substantially increased federal spending on defense and services, should provide added stimulus to the domestic economy. Internationally, other major economies in Europe and Asia have been experiencing the same slow or no-growth dynamic as in the U.S. During the past two months, we have finally witnessed synchronized steps among many international central banks to increase money supply and provide abundant liquidity to resuscitate their economies. We believe these steps will be the pivotal measures that lead to renewed stronger worldwide economic growth in the future.

         While the past few years have been very difficult for the economy and the stock market, time has allowed many companies to address their problems and restructure for a more positive environment. The war concerns that affected markets over the past few months have subsided. We are encouraged by the more positive tone of the economy in recent months and expect solid progress in the quarters ahead.

THE FINANCIAL MARKETS

EQUITIES
The stock market experienced exceptional volatility over the past six months, mainly due to concerns over slow economic growth and worries over the Iraqi conflict. Despite an early year setback, stocks provided solid positive returns over the six months, with the S&P 500 Index up 12%, the Dow Jones Industrial Average up 9%, and the NASDAQ up an astounding 22%. Technology, consumer discretionary, utilities and financial stocks led the surge, but all sectors registered positive returns. We are happy to note that all our funds have performed well and participated in this move.

         While the strong performance has heartened investors and reinvigorated confidence, many are questioning the duration and meaning of the strong stock market. We believe that it reflects early signs that the pace of economic activity worldwide is about to recover after a number of below-average years. The many stimulative monetary activities discussed above should ultimately lead to better growth and higher earnings for corporations. Stocks anticipate such changes and are often a leading indicator of future growth. While we have seen a number of false starts in the bear market of the past three years, the stock market dynamic over the past few months has been quite different. Many more stocks have performed well, earnings have been above expectation for a growing number of companies, and importantly - the quality of earnings has improved materially following the shenanigans witnessed in recent years. While the stock market is not cheap on many fundamental measures, we think that stocks can continue to perform well as earnings grow from cyclically depressed levels.

         We are thus constructive on a cyclical recovery in the economy and in the stock market. In no way do we envision an environment like the '90s, with exceptional returns over many years. That was a once-in-a-generation phenomenon not to be repeated. However, we believe stocks will provide competitive returns when compared to other financial instruments. After three difficult years, it is gratifying to report stronger equity returns - and more importantly, a more normal and constructive outlook.

FIXED-INCOME SECURITIES
For the six-month period ended June 30, interest rates fell to their lowest levels since the 1950s. Recently, the Federal Reserve has expressed concerns regarding the impact of disinflation on the U.S. economy. As a result, the bond market experienced a powerful rally through May as long-maturity U.S. Treasury securities outperformed short and intermediate-term U.S. Treasuries by a wide margin. Yield-starved investors continue to reach for high levels of investment income by extending out the yield curve, as well as favoring high yield bonds.

         Given its relatively strong performance over the past three years and the low absolute level of interest rates, we believe the bond market is extremely vulnerable to a major correction, should the U.S. economy gain traction. However, the Federal Reserve is unlikely to raise interest rates until the U.S. economy produces strong gains in employment.

         We thank you for your continued support and look forward to effectively meeting your investment needs in the years ahead. Sincerely,


/S/ JAMES A. MALLON                          /S/ JOSEPH M. ROB
-------------------                          -----------------
James A. Mallon                              Joseph M. Rob
Chairman                                     President


June 30, 2003



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                                Fund Performance

Performance data for each Sentinel Variable Products Trust Fund is provided in this table. Financial data is contained in the following pages.

                                             For the period from
                                          01/01/03 through 06/30/03
                                --------------------------------------------
                                06/30/03
                                Net Asset               Capital
Sentinel Variable               Value Per   Income        Gain        Total
Products Trust Fund               Share   Dividends  Distributions   Return*
--------------------------------------------------------------------------------
Common Stock                    $    8.54      $ --       $ --        10.19%
--------------------------------------------------------------------------------
Growth Index                         6.80        --         --        10.21
--------------------------------------------------------------------------------
Mid Cap Growth                       6.79        --         --        16.47
--------------------------------------------------------------------------------
Small Company                       11.34        --         --        17.39
--------------------------------------------------------------------------------
Money Market                         1.00       0.004       --         0.42
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Standard & Poor's 500 +           --             --         --        11.75
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++    --             --         --         3.93
--------------------------------------------------------------------------------

* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company's separate account. If performance information included the effect of such charges, total returns would have been lower. Past performance is no guarantee of future results.
+    An unmanaged index of stocks reflecting average prices in the stock market.
++   An unmanaged index of bonds reflecting average prices in the bond market.


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               Sentinel Variable Products Trust Common Stock Fund

INVESTMENT IN SECURITIES
at June 30, 2003 (Unaudited)

                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------
 COMMON STOCKS 98.3%
 CONSUMER DISCRETIONARY 14.2%
*AOL Time Warner, Inc.                                  85,000       $ 1,367,650
*Comcast Corp. - Class A                                24,000           691,920
 Fairmont Hotels Resorts, Inc.                          14,000           327,600
 Home Depot, Inc.                                       13,800           457,056
*Interpublic Group of Cos., Inc.                        60,000           802,800
*Liberty Media Corp.                                    38,500           445,060
 Sony Corp. (ADR)                                       12,000           336,000
 TJX Cos                                                12,000           226,080
 Walt Disney Co.                                         9,163           180,969
*Yum Brands, Inc.                                       14,000           413,840
                                                                     -----------
                                                                       5,248,975
                                                                     -----------
 CONSUMER STAPLES 2.7%
 Altria Group, Inc.                                     17,000           772,480
 Kimberly-Clark Corp.                                    4,500           234,630
                                                                     -----------
                                                                       1,007,110
                                                                     -----------
 ENERGY 10.6%
 ChevronTexaco Corp.                                     3,597           259,703
*Cooper Cameron Corp.                                    4,600           231,748
 Exxon Mobil Corp.                                      17,000           610,470
 GlobalSantaFe Corp.                                     9,838           229,619
 Kerr-McGee Corp.                                        7,100           318,080
 Noble Energy, Inc.                                      6,800           257,040
*Pioneer Natural Resources Co.                          12,900           336,690
*Pride Int'l., Inc.                                     18,600           350,052
 Royal Dutch Petroleum Co.                               5,500           256,410
 Schlumberger Ltd.                                       5,858           278,665
 Tidewater, Inc.                                         8,500           249,645
*Transocean, Inc.                                        6,500           142,805
*Weatherford Int'l., Inc.                                8,700           364,530
                                                                     -----------
                                                                       3,885,457
                                                                     -----------
 FINANCIALS 17.0%
 American Express Co.                                    8,813           368,472
 American Int'l. Group                                   5,500           303,490
 Bank of New York, Inc.                                 25,200           724,500
*Berkshire Hathaway, Inc. - Class A                          5           362,500
 Citigroup, Inc.                                        14,013           599,756
 Fleetboston Financial Corp                             25,000           742,750
 Franklin Resources, Inc.                                5,000           195,350
 Goldman Sachs Group, Inc.                               4,500           376,875
 Morgan Stanley                                          8,000           342,000
 PNC Financial Services Group, Inc.                      8,000           390,480
 St. Paul Cos., Inc.                                    18,000           657,180
 Travelers Property Casualty - Class A                  25,000           397,500
 US Bancorp                                             16,000           392,000
 Wells Fargo & Co.                                       8,500           428,400
                                                                     -----------
                                                                       6,281,253
                                                                     -----------


                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

 HEALTH CARE 16.8%
 Abbott Labs                                            11,000       $   481,360
 Applera Corp. - Applied Biosystems Group               16,300           310,189
 Baxter Int'l., Inc.                                    20,000           520,000
*Biogen, Inc.                                            4,500           171,000
 Cigna Corp.                                            12,000           563,280
 Guidant Corp.                                          23,500         1,043,165
 Johnson & Johnson                                       5,500           284,350
*Laboratory Corp.                                       20,000           603,000
 Lilly, Eli & Co.                                       11,400           786,258
*Millipore Corp.                                         7,000           310,590
*Tenet Healthcare Corp.                                 45,000           524,250
*WebMD Corp.                                            20,000           216,600
 Wyeth                                                   8,000           364,400
                                                                     -----------
                                                                       6,178,442
                                                                     -----------
 INDUSTRIALS 10.2%
 CSX Corp.                                              17,000           511,530
 General Dynamics Corp.                                 11,800           855,500
 General Electric Co.                                    4,460           127,913
 Honeywell Int'l., Inc.                                 17,400           467,190
 Lockheed Martin Corp.                                   5,900           280,663
 Northrop Grumman Corp.                                  4,200           362,418
 Quanta Services                                        10,000            71,000
 Tyco Int'l. Ltd.                                       26,500           502,970
 Union Pacific Corp.                                     5,400           313,308
 United Technologies Corp.                               3,700           262,071
                                                                     -----------
                                                                       3,754,563
                                                                     -----------
 INFORMATION TECHNOLOGY 16.3%
*Agilent Technologies, Inc.                             20,300           396,865
*Applied Materials, Inc.                                22,000           348,920
*BMC Software, Inc.                                     23,000           375,590
*Ceridian Corp.                                         27,000           458,190
*CIENA Corp.                                            19,200            99,648
*Convergys Corp.                                        23,000           368,000
 Electronic Data Systems                                40,000           858,000
*Flextronics Int'l., Ltd.                               43,700           454,043
 Intel Corp.                                             2,018            41,942
 Int'l. Business Machines                                3,000           247,500
 LSI Logic Corp.                                        50,000           354,000
 Motorola, Inc.                                         53,500           504,505
 Mykrolis Corp.                                          2,571            26,095
 National Semiconductor Corp.                            2,800            55,216
*Nortel Networks Corp.                                  25,000            67,500
*Sun Microsystems                                      100,000           460,000
*Tellabs, Inc.                                          16,600           109,062
*Teradyne, Inc.                                         18,000           311,580
 Texas Instruments, Inc.                                18,500           325,600
 Waters Corp.                                            5,300           154,389
                                                                     -----------
                                                                       6,016,645
                                                                     -----------


                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

 MATERIALS 7.7%
 Alcan, Inc.                                            13,300       $   416,157
 Dow Chemical Co.                                        5,200           160,992
 Dupont (EI) de Nemours                                  7,051           293,604
 Freeport McMoran Cooper                                16,500           404,250
 IMC Global, Inc.                                       45,000           301,950
 International Paper Co.                                11,300           403,749
 MeadWestvaco Corp.                                     11,600           286,520
 Monsanto Co.                                           22,573           488,480
 Newmont Mining Corp.                                    2,500            81,150
                                                                     -----------
                                                                       2,836,852
                                                                     -----------
 TELECOMMUNICATION SERVICES 2.8%
 AT & T Corp.                                           20,000           385,000
 Verizon Communications                                 16,500           650,925
                                                                     -----------
                                                                       1,035,925
                                                                     -----------
 TOTAL COMMON STOCKS
   (Cost $36,428,188)**                                               36,245,222
                                                                     -----------

 EXCESS OF OTHER ASSETS
 OVER LIABILITIES 1.7%                                                   636,069
                                                                     -----------
 NET ASSETS                                                          $36,881,291
                                                                     ===========



*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2003 unrealized depreciation for federal income tax purposes aggregated
     $182,966 of which $3,411,659 related to appreciated securities and $3,594,625 related to depreciated securities.
     (ADR) - American Depository Receipt


                                              See Notes to Financial Statements.

                                                                               3



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               Sentinel Variable Products Trust Growth Index Fund

INVESTMENT IN SECURITIES
at June 30, 2003 (Unaudited)

                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

 COMMON STOCKS 99.6%
 CONSUMER DISCRETIONARY 8.0%
*AutoZone, Inc.                                               60      $    4,558
*Bed Bath & Beyond, Inc.                                     200           7,762
*Best Buy Co., Inc.                                          220           9,663
 Black & Decker Corp.                                         50           2,173
 Dollar General Corp.                                        220           4,017
 Dow Jones & Co., Inc.                                        56           2,410
*Ebay, Inc.                                                  220          22,920
 Family Dollar Stores, Inc.                                  120           4,578
 Gap, Inc.                                                   600          11,256
 Harley-Davidson, Inc.                                       201           8,012
 Home Depot, Inc.                                          1,560          51,667
 Int'l. Game Technology                                       60           6,140
 Knight Ridder                                                60           4,136
*Kohl's Corp.                                                235          12,074
 Lowe's Cos., Inc.                                           530          22,764
 Mattel, Inc.                                                290           5,487
 Maytag Corp.                                                 50           1,221
 McGraw-Hill Cos., Inc.                                      130           8,060
 Meredith Corp.                                               30           1,320
 New York Times Co.- Class A                                 100           4,550
 Nike, Inc.                                                  180           9,629
 Omnicom Group, Inc.                                         134           9,608
 Radioshack Corp.                                            109           2,868
*Starbucks Corp.                                             260           6,375
 Tiffany & Co.                                               100           3,268
 TJX Companies, Inc.                                         340           6,406
 Tupperware Corp.                                             31             445
*Univision Communications, Inc.                              150           4,560
 Whirlpool Corp.                                              50           3,185
*Yum Brands, Inc.                                            194           5,734
                                                                      ----------
                                                                         246,846
                                                                      ----------
 CONSUMER STAPLES 20.8%
 Altria Group, Inc.                                        1,380          62,707
 Anheuser-Busch Co., Inc.                                    571          29,150
 Avon Products, Inc.                                         166          10,325
 Brown Forman Corp. - Class B                                 40           3,145
 Campbell Soup Co.                                           274           6,713
 Clorox Co.                                                  150           6,397
 Coca-Cola Co.                                             1,675          77,737
 Colgate Palmolive Co.                                       365          21,152
 General Mills, Inc.                                         251          11,900
 Gillette Co.                                                699          22,270
 Heinz, H.J. Co.                                             234           7,717
 Hershey Foods Corp.                                          90           6,269
 Kellogg Co.                                                 275           9,452
 Kimberly-Clark Corp.                                        350          18,249
 McCormick & Company, Inc.                                    90           2,448
 PepsiCo, Inc.                                             1,170          52,065
 Procter & Gamble Co.                                        880          78,478
 Sara Lee Corp.                                              522           9,819
 Sysco Corp.                                                 444          13,338
 UST, Inc.                                                   116           4,063
 Walgreen Co.                                                696          20,949
 Wal-Mart Stores, Inc.                                     2,981         159,990
 Wrigley (Wm.) Jr. Co.                                       150           8,435
                                                                      ----------
                                                                         642,768
                                                                      ----------
 ENERGY 0.8%
*B.J. Services Co.                                           110           4,110
 Schlumberger Ltd.                                           400          19,028
                                                                      ----------
                                                                          23,138
                                                                      ----------
 FINANCIALS 5.1%
 American Express Co.                                        880          36,793
 Fannie Mae                                                  670          45,185




                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

 Federated Investors, Inc.- Class B                           70      $    1,919
 Fifth Third Bancorp                                         390          22,363
 Marsh & McLennan Co., Inc.                                  370          18,896
 Moody's Corp.                                               106           5,587
 Progressive Corp. Ohio                                      150          10,965
 SLM Corp.                                                   306          11,986
 T. Rowe Price Group                                          80           3,020
                                                                      ----------
                                                                         156,714
                                                                      ----------
 HEALTH CARE 25.8%
 Abbott Laboratories                                       1,063          46,517
 Allergan, Inc.                                               90           6,939
*Amgen, Inc.                                                 862          57,271
 Bard C.R., Inc.                                              40           2,852
 Baxter Int'l., Inc.                                         400          10,400
 Becton Dickinson & Co.                                      170           6,605
*Biogen, Inc.                                                 99           3,762
 Biomet, Inc.                                                170           4,872
*Boston Scientific Corp.                                     280          17,108
 Bristol-Myers Squibb Co.                                  1,323          35,919
*Chiron Corp.                                                130           5,684
*Forest Labs, Inc.                                           244          13,359
*Genzyme Corp.                                               150           6,270
 Guidant Corp.                                               213           9,455
 IMS Health, Inc.                                            158           2,842
 Johnson & Johnson                                         2,027         104,796
 Lilly, Eli & Co.                                            769          53,038
*MedImmune, Inc.                                             171           6,219
 Medtronic, Inc.                                             836          40,103
 Merck & Co., Inc.                                         1,531          92,702
 Millipore Corp.                                              35           1,553
 Pfizer, Inc.                                              5,375         183,556
*St. Jude Medical, Inc.                                      120           6,900
 Stryker Corp.                                               140           9,712
*UnitedHealth Group, Inc.                                    400          20,100
 Wyeth                                                       902          41,086
*Zimmer Holdings, Inc.                                       131           5,901
                                                                      ----------
                                                                         795,521
                                                                      ----------
 INDUSTRIALS 12.0%
 3M Company                                                  270          34,825
*American Standard Cos., Inc.                                 50           3,696
*Apollo Group, Inc.- Class A                                 120           7,411
 Avery Dennison Corp.                                         79           3,966
 Block, H & R, Inc.                                          120           5,190
 Cintas Corp.                                                120           4,253
 Deluxe Corp.                                                 40           1,792
 Emerson Electric Co.                                        290          14,819
 Equifax, Inc.                                                95           2,470
 General Electric Co.                                      6,807         195,225
 ITT Industries, Inc.                                         60           3,928
*McDermott Int'l., Inc.                                       40             253
 Monster Worldwide, Inc.                                      70           1,381
 Navistar Int'l., Inc.                                        50           1,632
 Paychex, Inc.                                               258           7,562
 Pitney Bowes, Inc.                                          160           6,146
*Robert Half Int'l., Inc.                                    110           2,083
 Rockwell Collins, Inc.                                      120           2,956
 United Parcel Service, Inc. - Class B                       770          49,049
 United Technologies Corp.                                   320          22,666
                                                                      ----------
                                                                         371,303
                                                                      ----------
 INFORMATION TECHNOLOGY 24.0%
 Adobe Systems, Inc.                                         157           5,035
*Altera Corp.                                                252           4,133
*Analog Devices, Inc.                                        249           8,670
 Automatic Data Processing                                   403          13,646
*Avaya, Inc.                                                 250           1,615




                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

*Broadcom Corp.                                              190      $    4,733
*Cisco Systems, Inc.                                       4,776          79,711
 Citrix Systems, Inc.                                        110           2,240
*Concorde EFS, Inc.                                          330           4,858
*Dell Computer Corp.                                       1,753          56,026
*Electronic Arts, Inc.                                       100           7,399
 First Data Corp.                                            510          21,134
 Intel Corp.                                               4,443          92,343
 Int'l. Business Machines                                  1,184          97,680
*Intuit, Inc.                                                140           6,234
*KLA-Tencor Corp.                                            130           6,044
*Lexmark Int'l., Inc. - Class A                               88           6,228
 Linear Technology                                           215           6,925
*Lucent Technologies                                       2,810           5,704
 Maxim Integrated Products, Inc.                             220           7,522
*Mercury Interactive Corp.                                    62           2,393
 Microsoft Corp.                                           7,316         187,363
*Network Appliance, Inc.                                     226           3,663
*Nvidia Corp.                                                100           2,301
*Oracle Corp.                                              3,568          42,887
*PMC-Sierra, Inc.                                            110           1,290
*QLogic Corp.                                                 60           2,900
 Qualcomm, Inc.                                              535          19,126
*Symantec Corp.                                              100           4,386
*Unisys Corp.                                                220           2,701
*Veritas Software Corp.                                      280           8,027
*Waters Corp.                                                 80           2,330
*Xerox Corp.                                                 530           5,613
*Xilinx, Inc.                                                224           5,669
*Yahoo!, Inc.                                                412          13,497
                                                                      ----------
                                                                         742,026
                                                                      ----------
 MATERIALS 2.3%
 Ball Corp.                                                  40            1,820
 Dow Chemical Co.                                            620          19,195
 Dupont (EI) de Nemours                                      680          28,315
 Ecolab, Inc.                                                180           4,608
 Freeport McMoran Copper & Gold - Class B                    100           2,450
*Hercules, Inc.                                               70             693
 Int'l. Flavors & Fragrances                                  60           1,916
 Praxair, Inc.                                               110           6,611
*Sealed Air Corp.                                             60           2,860
 Sigma Aldrich Corp.                                          50           2,709
                                                                      ----------
                                                                          71,177
                                                                      ----------
 TELECOMMUNICATION SERVICES 0.7%
*Nextel Communications, Inc.                                 694          12,548
*Qwest Communication Int'l                                 1,150           5,497
*Sprint Corp. (PCS Group)                                    693           3,985
                                                                      ----------
                                                                          22,030
                                                                      ----------
 UTILITIES 0.1%
*AES Corp.                                                   410           2,604
                                                                      ----------
 TOTAL COMMON STOCKS
   (Cost $2,804,654)**                                                 3,074,127

 EXCESS OF OTHER ASSETS
 OVER LIABILITIES 0.4%                                                    12,663
                                                                      ----------
 NET ASSETS                                                           $3,086,790
                                                                      ==========



*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2003 net unrealized appreciation for federal income tax purposes aggregated $269,473 of which $314,005 related to appreciated securities and $44,532 related to depreciated securities.


                                              See Notes to Financial Statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

              Sentinel Variable Products Trust Mid Cap Growth Fund

INVESTMENT IN SECURITIES
at June 30, 2003 (Unaudited)

                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------


 COMMON STOCKS 99.0%
 CONSUMER DISCRETIONARY 33.3%
*Abercrombie & Fitch Co.                                     6,390   $   181,540
*A.C. Moore Arts &
   Crafts, Inc.                                              4,520        90,536
*Amazon.com, Inc.                                            5,280       192,667
 Applebee's Int'l., Inc.                                     7,360       231,325
*Bed Bath & Beyond, Inc.                                     5,240       203,364
*Best Buy Co., Inc.                                          7,860       345,211
*Chico's FAS, Inc.                                           5,050       106,302
*Coach, Inc.                                                 8,850       440,199
*Comcast - Class A Special
   Non-Voting                                                7,170       206,711
*Dicks Sporting Goods                                        5,730       210,176
*EBay, Inc                                                   3,760       391,717
*Fox Entertainment
   Group, Inc.                                               2,120        61,014
*Garmin Ltd.                                                 7,860       313,378
*Gentex Corp.                                                1,110        33,977
 GTECH Holdings Corp.                                        8,940       336,591
*Guitar Center, Inc.                                         6,570       190,530
 Harman Int'l. Industries                                    1,780       140,869
*Interactivecorp                                             3,822       151,236
*Int'l. Game Technology                                      1,370       140,192
*Krispy Kreme
   Doughnuts, Inc.                                           1,850        76,183
 Lennar Corp.                                                2,530       180,895
*NetFlix, Inc.                                               6,930       177,062
*NVR, Inc.                                                     500       205,500
 Outback Steakhouse, Inc.                                    2,900       113,100
*Panera Bread Co.                                            4,720       188,800
*P. F. Chang's China
   Bistro, Inc.                                              3,900       191,919
*Sirius Satellite Radio, Inc.                               21,190        35,811
*Staples, Inc.                                              11,100       203,685
*Starbucks Corp.                                             5,470       134,124
*Timberland Co.                                              7,240       382,706
*Tivo, Inc.                                                  6,660        81,119
 TJX Cos                                                     2,680        50,491
*Weight Watchers Int'l                                       2,060        93,709
*Westwood One, Inc.                                          1,610        54,627
*XM Satellite Radio
   Holding, Inc.                                             4,640        51,272
                                                                     -----------
                                                                       6,188,538
                                                                     -----------
 CONSUMER STAPLES 0.8%
*Hain Celestial Group, Inc.                                  5,650        90,344
 Lancaster Colony Corp.                                      1,440        55,670
                                                                     -----------
                                                                         146,014
                                                                     -----------
 ENERGY 3.0%
 Devon Energy Corp.                                          1,920       102,528
*Pioneer Natural
   Resources Co.                                             3,440        89,784
 Tidewater, Inc.                                             4,690       137,745
 XTO Energy, Inc.                                           11,093       223,080
                                                                     -----------
                                                                         553,137
                                                                     -----------


                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

 FINANCIALS 4.1%
 East West Bancorp, Inc.                                     1,480   $    53,487
 RenaissanceRE Holdings                                      5,900       268,568
 SLM Corp.                                                   7,020       274,973
 UCBH Holdings, Inc.                                         3,550       101,814
 Waddell & Reed Fin'l., Inc.                                 2,420        62,121
                                                                     -----------
                                                                         760,963
                                                                     -----------
 HEALTH CARE 16.6%
*AdvancePCS3,790                                           144,892
 Allergan, Inc.                                              1,800       138,780
*Amgen, Inc.                                                 2,380       158,127
*Apria Healthcare
   Group, Inc.                                               5,150       128,132
*Barr Laboratories, Inc.                                     2,175       142,463
 Beckman Coulter, Inc.                                       3,640       147,930
 Biomet, Inc.                                                1,410        40,411
*Coventry Health Care, Inc.                                  1,230        56,777
*Express Scripts, Inc.                                       2,950       201,544
*Forest Labs, Inc.                                           2,340       128,115
*Gilead Sciences, Inc.                                       6,230       346,263
*Human Genome
   Sciences, Inc.                                           15,980       203,266
*IDEC Pharmaceuticals
   Corp                                                      3,160       107,440
*Imclone Systems, Inc.                                       1,310        41,422
*MedImmune, Inc.                                             9,360       340,423
 Mylan Labs, Inc.                                            4,940       171,764
*Priority Healthcare -
   Class B                                                   1,610        29,866
*St Jude Medical, Inc.                                       4,770       274,275
 Stryker Corp.                                               2,240       155,389
*WebMD Corp.                                                 3,630        39,313
*Zimmer Holdings, Inc.                                       1,830        82,442
                                                                     -----------
                                                                       3,079,034
                                                                     -----------
 INDEX 7.7%
 BioTech HOLDRs Trust                                        3,760       463,420
 Internet HOLDRs Trust                                       5,440       211,344
 iShares Dow Jones
   U.S. Telecommunications Index Fund                        6,840       141,520
*Nasdaq-100 Index
   Tracking Stock                                            3,640       108,654
 Semiconductor HOLDRs
   Trust                                                    13,900       392,397
 Technology Select
   Sector SPDR Fund                                          6,750       115,222
                                                                     -----------
                                                                       1,432,557
                                                                     -----------
 INDUSTRIALS 7.9%
*Apollo Group, Inc.                                          5,900       364,384
 Block, H & R, Inc.                                          3,000       129,750
 C.H. Robinson
   Worldwide, Inc                                            5,810       206,604
 Danaher Corp.                                               1,020        69,411
 Deluxe Corp.                                                2,230        99,904
 Donaldson Co., Inc.                                         6,400       284,480
*JetBlue Airways Corp.                                       5,340       225,829
*Republic Services, Inc.                                     4,320        97,934
                                                                     -----------
                                                                       1,478,296
                                                                     -----------


                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

 INFORMATION TECHNOLOGY 24.3%
 Adobe Systems, Inc.                                         4,620   $   148,163
*Broadcom Corp. - Class A                                    2,420        60,282
*Cisco Systems, Inc.                                        12,630       210,795
*Citrix Systems, Inc.                                       21,480       437,333
*Cognos, Inc.                                                7,080       191,160
*Cree, Inc.                                                  8,010       130,403
*Dell Computer Corp.                                         9,260       295,950
*Electronic Arts, Inc.                                       1,900       140,581
*Entegris, Inc.                                             13,620       183,053
 Expedia, Inc. - Class A                                     2,000       152,760
*Flextronics Int'l., Ltd.                                    4,540        47,171
 Intel Corp.                                                11,230       233,404
*Lexmark Int'l. Group, Inc. -
   Class A                                                   5,340       377,912
*Marvell Technology
   Group Ltd.                                                1,410        48,462
 Maxim Integrated Products                                   4,240       144,966
*Mercury Interactive Corp.                                   5,430       209,652
*Novellus Systems, Inc.                                      7,920       290,038
*Oracle Corp.                                               13,530       162,631
*QLogic Corp.                                                4,410       213,135
*Research In Motion
   Limited                                                   9,360       202,270
*Symantec Corp.                                              7,490       328,511
 Symbol Technologies, Inc.                                   3,330        43,323
*Utstarcom, Inc.                                             1,510        53,711
*Yahoo!, Inc.                                                6,050       198,198
                                                                     -----------
                                                                       4,503,864
                                                                     -----------
 TELECOMMUNICATION SERVICES 1.3%
*Nextel Communications,
   Inc. - Class A                                           13,310       240,645
                                                                     -----------
 TOTAL COMMON STOCKS
   (Cost $14,763,890)**                                               18,383,048

 EXCESS OF OTHER ASSETS
 OVER LIABILITIES 1.0%                                                   177,036
                                                                     -----------
 NET ASSETS                                                          $18,560,084
                                                                     ===========



*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2003 net unrealized appreciation for federal income tax purposes aggregated $3,619,158 of which $3,787,894 related to appreciated securities and $168,736 related to depreciated securities.


                                              See Notes to Financial Statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

               Sentinel Variable Products Trust Small Company Fund

INVESTMENT IN SECURITIES
at June 30, 2003 (Unaudited)

                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------


 COMMON STOCKS 92.0%
 CONSUMER DISCRETIONARY 14.3%
 Applebee's Int'l., Inc.                                 7,300       $   229,439
 Bob Evans Farms, Inc.                                  16,000           442,080
 Fred's, Inc.                                            7,500           278,850
*Gentex Corp.                                            7,500           229,575
 Harte-Hanks, Inc.                                      30,000           570,000
*Jack in the Box, Inc.                                   5,000           111,500
 La-Z-Boy, Inc.                                         13,500           302,130
 Lee Enterprises, Inc.                                  10,300           386,559
 Lone Star Steakhouse
   Saloon                                               12,500           272,125
*Nautica Enterprises, Inc.                              15,000           192,450
 Polaris Industries, Inc.                                1,200            73,680
 Regis Corp. Minn                                       15,000           435,750
 Ruby Tuesday, Inc.                                     12,000           296,760
 Unifirst Corp.                                         16,500           361,350
                                                                     -----------
                                                                       4,182,248
                                                                     -----------
 CONSUMER STAPLES 8.0%
 Casey's General Stores                                 26,000           367,640
 Church & Dwight, Inc.                                  17,000           556,410
*Hain Celestial Group, Inc.                             29,000           463,710
 Lancaster Colony Corp.                                 10,200           394,332
 Sensient Technologies
   Corp.                                                25,000           570,250
                                                                     -----------
                                                                       2,352,342
                                                                     -----------
 ENERGY 8.0%
 Cabot Oil & Gas Corp. -
   Class A                                              13,000           358,930
*Cal Dive Int'l., Inc.                                  10,200           222,360
 Carbo Ceramics, Inc.                                    6,500           241,800
*Forest Oil Corp.                                       17,000           427,040
*Newfield Exploration Co.                                5,600           210,280
*Remington Oil and
   Gas Corp.                                             9,300           170,934
*Stone Energy Corp.                                      8,000           335,360
*TETRA Technologies, Inc.                               13,000           385,450
                                                                     -----------
                                                                       2,352,154
                                                                     -----------
 FINANCIALS 10.2%
 Arthur J. Gallagher & Co.                              13,500           367,200
 Chateau Communities                                     2,700            79,893
 East West Bancorp, Inc.                                 7,000           252,980
 Fulton Financial Corp. PA                              13,000           258,310
 HCC Insurance
   Holdings, Inc.                                       17,000           502,690
 Investor Financial
   Services Corp.                                       10,000           290,100
 Liberty Property Trust                                  4,200           145,320
 Sun Communities, Inc.                                   8,300           326,190
 UCBH Holdings, Inc.                                     5,000           143,400
 Waddell & Reed
   Financial, Inc. - Class A                            15,000           385,050
 Wilmington Trust Corp.                                  8,000           234,800
                                                                     -----------
                                                                       2,985,933
                                                                     -----------
 HEALTH CARE 14.2%
*Accredo Health, Inc.                                    7,500           163,500
*Covance, Inc.                                          14,500           262,450
 Diagnostic Products                                     3,100           127,255
*Diversa Corp.                                          15,000           147,450
*Edwards Lifesciences
   Corp.                                                 4,500           144,630
*First Health Group Corp.                               12,500           345,000
*Genencor Int'l., Inc.                                  12,500           205,875
*Idexx Laboratories Corp.                                7,800           261,612
*Integra Lifesciences
   Holdings                                              8,200           216,316



                                                         Shares         Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

*Invitrogen Corp.                                       13,800       $   529,506
*Lifepoint Hospitals, Inc.                              15,000           314,100
 Omnicare, Inc.                                          5,000           168,950
*Priority Healthcare Corp.                              14,900           276,395
*Resmed, Inc.                                            7,500           294,000
*Respironics, Inc.                                       3,200           120,064
*Serologicals Corp.                                      9,500           129,485
*Thoratec Corp.                                         12,000           178,800
 Vital Signs, Inc.                                      10,000           259,600
                                                                     -----------
                                                                       4,144,988
                                                                     -----------
 INDUSTRIALS 17.9%
 ABM Industries, Inc.                                   38,000           585,200
*Aeroflex, Inc.                                         25,000           193,500
*Ceridian Corp.                                         32,500           551,525
 Clarcor, Inc.                                          10,400           400,920
*CUNO, Inc.                                              7,800           281,736
 Donaldson, Inc.                                        10,700           475,615
 G&K Services, Inc. -
   Class A                                               7,100           210,160
 Heico Corp. - Class A                                  25,000           223,750
 Pall Corp.                                             11,500           258,750
 Reliance Steel &
   Aluminum Co.                                         13,500           279,450
*SourceCorp., Inc.                                      27,600           596,160
 Teleflex, Inc.                                          5,700           242,535
 Thomas Industrials, Inc.                                8,700           235,335
 Viad Corp.                                             19,400           434,366
*West Corp.                                             10,000           266,500
                                                                     -----------
                                                                       5,235,502
                                                                     -----------
 INFORMATION TECHNOLOGY 15.2%
*Activision, Inc.                                       29,000           374,680
*Actuate Corp.                                          50,000           139,000
*Bearingpoint, Inc.                                     25,500           246,075
 Black Box Corp.                                         7,500           271,500
*Cable Design
   Technologies Corp.                                   18,000           128,700
*Ciber, Inc.                                            32,500           228,150
*Entegris, Inc.                                         10,000           134,400
*Filenet Corp.                                          12,000           216,480
*Global Imaging
   Systems, Inc.                                         2,300            53,268
*Intrado, Inc.                                           9,600           151,584
*Keane, Inc.                                            13,000           177,190
*Kronos, Inc.                                            2,800           142,267
*Manhatten Associates, Inc.                              2,300            59,731
*Maximus, Inc.                                          15,000           414,450
*National Processing, Inc.                              15,000           241,200
*02Micro International Ltd.                             10,000           161,100
*Perot Systems Corp.                                    42,000           477,120
*Plantronics, Inc.                                      12,500           270,875
*Rogers Corp.                                           12,500           416,250
*Serena Software, Inc.                                   7,500           156,600
                                                                     -----------
                                                                       4,460,620
                                                                     -----------
 MATERIALS 3.4%
 Aptargroup, Inc.                                       10,000           360,000
 Engelhard Corp.                                         7,500           185,775
 Ferro Corp.                                            16,500           371,745
 Macdermid, Inc.                                         2,900            76,270
                                                                     -----------
                                                                         993,790
                                                                     -----------
 UTILITIES 0.8%
*Southwestern Energy Co.                                15,000           225,150
                                                                     -----------
 TOTAL COMMON STOCKS
   (Cost $23,124,831)                                                 26,932,727
                                                                     -----------


                                                     Principal Amount    Value
                                                       (M=$1,000)      (Note 2)
--------------------------------------------------------------------------------


 U.S. GOVERNMENT AGENCY
   OBLIGATIONS 5.8%
 Federal National Mortgage
   Association
   0.88%, 07/07/03
   (Cost $1,699,751)                                     1,700M      $ 1,699,751
                                                                     -----------
 TOTAL INVESTMENTS
   (Cost $24,824,582)**                                               28,632,478

 EXCESS OF OTHER ASSETS
 OVER LIABILITIES 2.2%                                                   650,601
                                                                     -----------
 NET ASSETS                                                          $29,283,079
                                                                     ===========



*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2003 net unrealized appreciation for federal income tax purposes aggregated $3,807,896 of which $4,532,933 related to appreciated securities and $725,037 related to depreciated securities.



                                              See Notes to Financial Statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

               Sentinel Variable Products Trust Money Market Fund

INVESTMENT IN SECURITIES
at June 30, 2003 (Unaudited)

                                                Principal Amount        Value
                                                   (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------


CORPORATE SHORT-TERM NOTES 90.4%
AIG Funding, Inc.
  0.98%, 7/01/03                                      1,085M       $  1,085,000
American Express Credit Corp.
  1.22%, 7/18/03                                      1,465M          1,464,156
Anheuser Busch
  0.92%, 7/22/03                                      1,400M          1,399,249
BASF-AG
  0.96%, 7/23/03                                      1,390M          1,389,185
BMW US Capital
  1.21%, 7/25/03                                      1,055M          1,054,149
Citigroup Global
  1.24%, 7/15/03                                      1,650M          1,649,204
Coca Cola
  1.02%, 7/17/03                                      1,000M            999,547
G.E. Capital Corp.
  1.02%, 7/31/03                                      810M              809,311
Harley Davidson Funding
  1.17%, 7/09/03                                      1,300M          1,299,662
LaSalle Bank Corp.
  1.01%, 7/10/03                                      1,300M          1,299,672
Motiva Enterprise
  1.22%, 7/07/03                                      1,400M          1,399,715
National City Credit Corp.
  1.21%, 7/03/03                                      1,000M            999,933
New Jersey Natural Gas
  1.23%, 7/29/03                                      1,250M          1,248,804
Paccar Financial Corp.
  1.19%, 8/12/03                                      1,250M          1,248,264
Pfizer, Inc.
  0.89%, 8/11/03                                      1,225M          1,223,758
RWE
  1.22%, 8/07/03                                      1,150M          1,148,558
Southern Company Funding
  1.14%, 8/06/03                                      1,560M          1,558,222
Toyota Credit
  0.90%, 8/22/03                                      1,450M          1,448,115
Transamerica Financial Corp
  1.21%, 7/11/03                                      1,310M          1,309,560
UBS Finance
  1.05%, 7/25/03                                      670M              669,531
UBS Finance
  1.02%, 7/28/03                                      520M              519,602
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
  (Amortized Cost $25,223,197)                                       25,223,197
                                                                   ------------




                                                Principal Amount        Value
                                                   (M=$1,000)          (Note 2)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS 13.2%
Federal Home Loan Bank
  Discount Note
  1.16%, 7/02/03                                      1,315M       $  1,314,958
Federal Home Loan Bank
  Discount Note
  0.98%, 08/01/03                                     1,220M          1,218,970
Federal National Mortgage
  Association Discount Note
  1.00%, 7/21/03                                      1,157M          1,156,357
                                                                   ------------
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS
  (Amortized Cost $3,690,285)                                         3,690,285
                                                                   ------------
TOTAL INVESTMENTS
  (Amortized Cost $28,913,482)*                                      28,913,482

EXCESS OF LIABILITIES
  OVER OTHER ASSETS (3.6%)                                           (1,020,144)
                                                                   ------------
NET ASSETS                                                         $ 27,893,338
                                                                   ============



* Also cost for federal income tax purposes.



                                              See Notes to Financial Statements.


                                                                               7

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


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust



STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                             SVPT           SVPT          SVPT              SVPT           SVPT
                                            COMMON         GROWTH        MID CAP            SMALL          MONEY
                                             STOCK          INDEX         GROWTH           COMPANY         MARKET
                                              FUND           FUND           FUND             FUND           FUND
--------------------------------------------------------------------------------------------------------------------

ASSETS
Investments at value                    $ 36,245,222    $  3,074,127    $ 18,383,048    $ 28,632,478    $ 28,913,482
Cash and cash equivalents                    671,520           5,009         355,120       1,204,689            --
Receivable for securities sold                  --             2,522            --           319,040            --
Receivable for fund shares sold               24,420          22,640           5,922          39,160          52,002
Receivable for dividends and interest         49,904           4,030           1,457          15,029            --
Receivable from fund administrator             6,777           5,324             537           1,427           3,732
                                        ------------    ------------    ------------    ------------    ------------
   Total Assets                           36,997,843       3,113,652      18,746,084      30,211,823      28,969,216
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable to custodian bank                       --              --              --              --             4,841
Payable for securities purchased              80,559          14,103         161,202         893,512         999,547
Payable for fund shares
  repurchased                                  8,507               5           7,011          11,715          23,159
Income dividend payable                         --              --              --              --            27,329
Accrued expenses                              10,184          11,434           8,326           9,648          12,158
Management fee payable                        13,904             740           7,606          11,157           6,080
Fund service fee payable                       3,398             580           1,855           2,712           2,764
                                        ------------    ------------    ------------    ------------    ------------
   Total Liabilities                         116,552          26,862         186,000         928,744       1,075,878
                                        ------------    ------------    ------------    ------------    ------------
Net Assets Applicable to
  Outstanding Shares                    $ 36,881,291    $  3,086,790    $ 18,560,084    $ 29,283,079    $ 27,893,338
                                        ============    ============    ============    ============    ============
Shares Outstanding                         4,318,289         453,906       2,735,373       2,582,361      27,893,338
Net Asset Value and Maximum
   Offering Price Per Share             $       8.54    $       6.80    $       6.79    $      11.34    $       1.00
--------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENT
Shares of beneficial interest
  at par value                          $      4,318    $        454    $      2,735    $      2,582
                                                                                                        $     27,893
Paid-in capital                           42,238,785       4,622,479      27,325,461      27,034,426      27,865,445
Accumulated undistributed
  net investment income
  (loss)                                     168,698          15,023         (43,208)         30,392            --
Accumulated undistributed
  net realized loss
  on investments                          (5,347,544)     (1,820,639)    (12,344,062)     (1,592,217)           --
Unrealized appreciation
  (depreciation)
  of investments                            (182,966)        269,473       3,619,158       3,807,896            --
                                        ------------    ------------    ------------    ------------    ------------
NET ASSETS                              $ 36,881,291    $  3,086,790    $ 18,560,084    $ 29,283,079    $ 27,893,338
                                        ============    ============    ============    ============    ============
Investments at Cost                     $ 36,428,188    $  2,804,654    $ 14,763,890    $ 24,824,582    $ 28,913,482
                                        ============    ============    ============    ============    ============


See Notes to Financial Statements.


8




ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust


STATEMENT OF OPERATIONS
at June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------
                                    SVPT           SVPT           SVPT           SVPT           SVPT
                                   Common          Growth        Mid Cap         Small          Money
                                   Stock           Index         Growth         Company         Market
                                    Fund            Fund          Fund            Fund           Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
Dividends                       $   272,569    $    24,947    $    24,538    $   107,759    $      --
Interest                              2,579           --              536         12,163        196,867
                                -----------    -----------    -----------    -----------    -----------
  Total Income                  $   275,148    $    24,947    $    25,074    $   119,922    $   196,867
                                -----------    -----------    -----------    -----------    -----------
EXPENSES:
Management advisory fee              75,027          4,951         42,000         58,619         39,462
Transfer agent fees                   2,800          2,625          2,900          2,850          2,600
Custodian fees                        7,349         45,158         10,562          8,339          4,014
Accounting and
  administration services            16,276          1,650          8,400         12,176         15,775
Auditing fees                         8,500          1,000          3,500          6,200          8,000
Legal fees                            5,500            400          2,500          4,500          7,500
Trustees' fees and expenses           1,791            192            931          1,300          1,785
Other                                 9,606            982          5,019          7,855         10,578
                                -----------    -----------    -----------    -----------    -----------
    Total Expenses                  126,849         56,958         75,812        101,839         89,714
    Expense Reimbursement           (16,556)       (46,876)        (5,468)        (9,470)       (26,304)
    Expense Offset                   (2,849)          (158)        (2,062)        (2,839)          (214)
                                -----------    -----------    -----------    -----------    -----------
    Net Expenses                    107,444          9,924         68,282         89,530         63,196
                                -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)        167,704         15,023        (43,208)        30,392        133,671
                                -----------    -----------    -----------    -----------    -----------
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on sales
  of investments                 (1,135,906)      (925,744)      (969,023)      (188,424)          --
Net realized gain on written
  options                             2,038           --             --             --             --
Net change in unrealized
  appreciation (depreciation)     4,287,198      1,097,159      3,529,191      4,340,720           --
                                -----------    -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS             3,153,330        171,415      2,560,168      4,152,296           --
                                -----------    -----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS               $ 3,321,034    $   186,438    $ 2,516,960    $ 4,182,688    $   133,671
                                ===========    ===========    ===========    ===========    ===========


See Notes to Financial Statements.


                                                                               9



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENT OF CHANGES ON NET ASSETS
---------------------------------------------------------------------------------------------------


                                                SVPT                             SVPT
                                            COMMON STOCK                     GROWTH INDEX
                                                 FUND                             FUND
                                      Six Months       Year Ended     Six Months       Year Ended
                                    Ended 06/30/03      12/31/02    Ended 06/30/03      12/31/02
                                      (Unaudited)                     (Unaudited)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)          $    167,704    $    421,876    $     15,023    $     24,848
Net realized loss on sales
  of investments                        (1,133,868)     (3,494,009)       (925,744)       (677,782)
Net change in unrealized
  appreciation (depreciation)            4,287,198      (3,577,500)      1,097,159        (476,591)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net
  assets from operations                 3,321,034      (6,649,633)        186,438      (1,129,525)
                                      ------------    ------------    ------------    ------------
---------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                    --          (422,896)           --           (25,557)
From net realized short-term
  gain on investments                         --              --              --              --
                                      ------------    ------------    ------------    ------------
Total distributions to shareholders           --          (422,896)           --           (25,557)
                                      ------------    ------------    ------------    ------------
---------------------------------------------------------------------------------------------------
From Share Transactions
Net proceeds from sales of shares        2,896,130       8,939,004       1,181,740       2,045,185
Net asset value of shares in
  reinvestment of dividends
  and distributions                           --           422,496            --            25,557
                                      ------------    ------------    ------------    ------------
                                         2,896,130       9,361,500       1,181,740       2,070,742
Less: Payments for shares
  reacquired                            (1,643,904)     (4,225,474)     (2,699,209)       (423,636)
                                      ------------    ------------    ------------    ------------
Increase (decrease) in net assets
  from capital share transactions        1,252,226       5,136,026      (1,517,469)      1,647,106
                                      ------------    ------------    ------------    ------------
Total Increase (Decrease) in
  Net Assets for period                  4,573,260      (1,936,503)     (1,331,031)        492,024
Net Assets: Beginning of period         32,308,031      34,244,534       4,417,821       3,925,797
                                      ------------    ------------    ------------    ------------
Net Assets: End of period             $ 36,881,291    $ 32,308,031    $  3,086,790    $  4,417,821
                                      ============    ============    ============    ============

Undistributed Net Investment
   Income (Loss) at End of Period     $    168,698    $        994    $     15,023    $       --
                                      ============    ============    ============    ============


                                              See Notes to Financial Statements.


10




oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENT OF CHANGES ON NET ASSETS
----------------------------------------------------------------------------------------------

               SVPT                         SVPT                           SVPT
           MID CAP STOCK                SMALL COMPANY                   MONEY MARKET
               FUND                          FUND                            FUND
  Six Months       Year Ended     Six Months      Year Ended     Six Months       Year Ended
Ended 06/30/03      12/31/02    Ended 06/30/03      12/31/02    Ended 06/30/03     12/31/02
  (Unaudited)                    (Unaudited)                     (Unaudited)
----------------------------------------------------------------------------------------------

$    (43,208)   $    (37,077)   $     30,392    $     68,146    $    133,671    $    392,527
    (969,023)     (6,564,792)       (188,424)     (1,224,135)           --              --
   3,529,191       1,209,171       4,340,720      (2,484,732)           --              --
------------    ------------    ------------    ------------    ------------    ------------
   2,516,960      (5,392,698)      4,182,688      (3,640,721)        133,671         392,527
------------    ------------    ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------
        --              --              --           (69,630)       (133,671)       (392,527)
        --              --              --           (24,788)           --              --
------------    ------------    ------------    ------------    ------------    ------------
        --              --              --           (94,418)       (133,671)       (392,527)
------------    ------------    ------------    ------------    ------------    ------------
----------------------------------------------------------------------------------------------
   1,580,392       3,365,649       3,668,522      10,922,523       9,760,850      51,696,746

        --              --              --            94,418         133,671         392,527
------------    ------------    ------------    ------------    ------------    ------------
   1,580,392       3,365,649       3,668,522      11,016,941       9,894,521      52,089,273
  (2,500,645)     (3,230,147)     (1,218,825)     (3,674,659)    (15,048,965)    (46,652,286)
------------    ------------    ------------    ------------    ------------    ------------
    (920,253)        135,502       2,449,697       7,342,282      (5,154,444)      5,436,987
------------    ------------    ------------    ------------    ------------    ------------
   1,596,707      (5,257,196)      6,632,385       3,607,143      (5,154,444)      5,436,987
  16,963,377      22,220,573      22,650,694      19,043,551      33,047,782      27,610,795
------------    ------------    ------------    ------------    ------------    ------------
$ 18,560,084    $ 16,963,377    $ 29,283,079    $ 22,650,694    $ 27,893,338    $ 33,047,782
============    ============    ============    ============    ============    ============


$    (43,208)   $       --      $     30,392    $       --      $       --      $       --
============    ============    ============    ============    ============    ============


See Notes to Financial Statements.


                                                                               11




oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

               Sentinel Variable Products Trust Common Stock Fund


FINANCIAL HIGHLIGHTS
Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                   Six Months Ended                                Period from
                                       06/30/03       Year Ended    Year Ended  11/30/00 through
                                      (Unaudited)      12/31/02      12/31/01      12/31/00(A)
------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                            $    7.75      $    9.50     $   10.49     $   10.00

Income (Loss) from
  Investment Operations
Net investment income                       0.04           0.10          0.11          0.01
Net realized and unrealized gain
  (loss) on investments                     0.75          (1.75)        (0.95)         0.49
                                       ---------      ---------     ---------     ---------
                                       ---------      ---------     ---------     ---------
Less Distributions
Dividends from net investment income        --             0.10          0.11           0.01
Distributions from realized
  gains on investments                      --            --             0.04          --
                                       ---------      ---------     ---------     ---------
Total Distributions                         --             0.10          0.15           0.01
                                       ---------      ---------     ---------     ---------
Net asset value at end of period       $    8.54      $    7.75     $    9.50     $    10.49
                                       =========      =========     =========     ==========

Total Return (%) *                         10.19++       (17.33)        (8.10)         5.00++
Ratios/Supplemental Data
Ratio of net expenses to
  average net assets (%)                    0.68+          0.51          0.51          0.51+
Ratio of expenses to average
  net assets before
  voluntary expense
  reimbursements (%) **                     0.78+          0.71          0.74          1.04+
Ratio of net investment
  income to average
  net assets (%)                            1.03+          1.24          1.23          1.20+
Ratio of net investment
  income to average
  net assets before voluntary
  expense reimbursements (%)**              0.93+          1.04          1.01          0.68+
Portfolio turnover rate (%)                   46++           50            46             8++
Net assets at end of period
  (000 omitted)                        $  36,881      $  32,308     $  34,245     $  29,797


(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)


See Notes to Financial Statements.


12




oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

               Sentinel Variable Products Trust Growth Index Fund


FINANCIAL HIGHLIGHTS
Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                Six Months Ended                             Period from
                                    06/30/03      Year Ended   Year Ended  11/30/00 through
                                   (Unaudited)     12/31/02     12/31/01      12/31/00(A)
------------------------------------------------------------------------------------------------

Net asset value at
  beginning of period              $   6.17       $   8.17     $  9.46     $  10.00
                                   --------       --------     -------     --------
Income (Loss) from
  Investment Operations
Net investment income                  0.03           0.04        0.02         --
Net realized and unrealized
  gain (loss) on investments           0.60          (2.00)      (1.29)       (0.54)
                                   --------       --------     -------     --------
Total from investment
  operations                           0.63          (1.96)      (1.27)       (0.54)
                                   --------       --------     -------     --------
Less Distributions
Dividends from net
  investment income                    --             0.04        0.02         0.00***
Distributions from realized
  gains on investments                 --             --          --           --
                                   --------       --------     -------     --------
Total Distributions                    --             0.04        0.02         --
                                   --------       --------     -------     --------
Net asset value at end of period   $   6.80       $   6.17     $  8.17     $   9.46
                                   ========       ========     =======     ========

Total Return (%)*                     10.21++       (24.04)     (13.44)       (5.36)++
Ratios/Supplemental Data
Ratio of net expenses to
  average net assets (%)               0.61+          0.61        0.65         1.07+
Ratio of expenses to average
  net assets before
  voluntary expense
  reimbursements (%)**                 3.45+          2.12        2.30         1.35+
Ratio of net investment
  income to average
  net assets (%)                       0.91+          0.62        0.31         0.51+
Ratio of net investment
  income (loss) to average
  net assets before voluntary
  expense reimbursements (%)**        (1.93)+        (0.89)      (1.34)        0.23+
Portfolio turnover rate (%)              39++           28          33           16++
Net assets at end of
  period (000 omitted)             $  3,087       $  4,418     $ 3,926     $  2,921




(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)
***  Represents less than $.005 of average daily shares outstanding.


See Notes to Financial Statements.


                                                                              13




oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

              Sentinel Variable Products Trust Mid Cap Growth Fund



FINANCIAL HIGHLIGHTS
Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                       Six Months Ended                             Period from
                                           06/30/03      Year Ended   Year Ended  11/30/00 through
                                         (Unaudited)      12/31/02       12/31/01      12/31/00(A)
--------------------------------------------------------------------------------------------------

Net asset value at
  beginning of period                     $    5.83       $     7.68     $    10.14     $   10.00
                                          ---------       ----------     ----------     ---------
Income (Loss) from
  Investment Operations
Net investment loss                           (0.02)           (0.01)         (0.04)      --
Net realized and unrealized gain
  (loss) on investments                        0.98            (1.84)         (2.42)         0.14
                                          ---------       ----------     ----------     ---------
Total from investment
  operations                                   0.96            (1.85)         (2.46)         0.14
                                          ---------       ----------     ----------     ---------
Less Distributions
Dividends from net
  investment income                            --               --             --            --
Distributions from realized
  gains on investments                         --               --             --            --
                                          ---------       ----------     ----------     ---------
Total Distributions                            --               --             --            --
                                          ---------       ----------     ----------     ---------
Net asset value at end of period          $    6.79       $     5.83     $     7.68     $   10.14
                                          =========       ==========     ==========     =========

Total Return (%) *                            16.47++         (24.09)        (24.26)         1.40++
Ratios/Supplemental Data
Ratio of net expenses to
  average net assets (%)                       0.84+            0.74           0.78          0.73+
Ratio of expenses to average
  net assets before
  voluntary expense
  reimbursements (%) **                        0.90+            0.85           0.84          1.05+
Ratio of net investment
  loss to average
  net assets (%)                              (0.51)+          (0.19)         (0.45)        (0.43)+
Ratio of net investment loss to average
   net assets before voluntary expense
   reimbursements (%) **                      (0.58)+          (0.30)         (0.50)        (0.75)+
Portfolio turnover rate (%)                      76++            246             88             1++
Net assets at end of period
  (000 omitted)                           $  18,560       $   16,963     $   22,221     $  22,788




(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)


See Notes to Financial Statements.


14




ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

               Sentinel Variable Products Trust Small Company Fund



FINANCIAL HIGHLIGHTS
Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                               Six Months Ended                             Period from
                                   06/30/03      Year Ended   Year Ended  11/30/00 through
                                 (Unaudited)      12/31/02       12/31/01      12/31/00(A)
-------------------------------------------------------------------------------------------


Net asset value at
  beginning of period              $   9.66       $  11.27      $  10.73    $   10.00
                                   --------       --------      --------    ---------
Income (Loss) from
  Investment Operations
Net investment income                  0.01           0.03          0.03         0.01
Net realized and unrealized
  gain (loss) on investments           1.67          (1.60)         0.54         0.73
                                   --------       --------      --------    ---------
Total from investment operations       1.68          (1.57)         0.57         0.74
                                   --------       --------      --------    ---------
Less Distributions
Dividends from net
  investment income                 --                0.03          0.03         0.01
Distributions from realized
  gains on investments              --                0.01          0.00***        --
                                   --------       --------      --------    ---------
Total Distributions                 --                0.04         0.03          0.01
                                   --------       --------      --------    ---------
Net asset value at
  end of period                    $  11.34       $   9.66      $  11.27    $   10.73
                                   ========       ========      ========    =========

Total Return (%)*                     17.39++       (13.92)         5.35         7.40++
Ratios/Supplemental Data
Ratio of net expenses to
  average net assets (%)               0.76+          0.61          0.65         0.68+
Ratio of expenses to average
  net assets before
  voluntary expense
  reimbursements (%) **                0.84+          0.81          0.94         1.16+
Ratio of net investment
  income to average
  net assets (%)                       0.25+          0.31          0.40         1.19+
Ratio of net investment
  income to average
  net assets before
  voluntary expense
  reimbursements (%) **                0.17+          0.11          0.11         0.72+
Portfolio turnover rate (%)              25++           57            59            2++
Net assets at end of
  period (000 omitted)             $ 29,283       $ 22,651      $ 19,044    $  10,856




(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)
***  Represents less than $.005 of average daily shares outstanding.


See Notes to Financial Statements.


                                                                              15




ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

               Sentinel Variable Products Trust Money Market Fund



FINANCIAL HIGHLIGHTS
Selected per share data and ratios

Selected data for a share of capital stock outstanding throughout each fiscal period.

                               Six Months Ended                             Period from
                                   06/30/03      Year Ended   Year Ended  11/30/00 through
                                 (Unaudited)      12/31/02       12/31/01      12/31/00(A)
-------------------------------------------------------------------------------------------


Net asset value at
  beginning of period          $     1.00      $     1.00      $     1.00    $   1.00
                               ----------      ----------      ----------    --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income               0.004           0.01            0.03        0.005
Net realized and unrealized
  gain on investments                 --              --              --          --
                               ----------      ----------      ----------    --------
Total from investment
  operations                        0.004           0.01            0.03        0.005
                               ----------      ----------      ----------    --------
LESS DISTRIBUTIONS
Dividends from net
  investment income                 0.004           0.01            0.03        0.005
Distributions from realized
  gains on investments               --              --              --          --
                               ----------      ----------      ----------    --------
Total Distributions                 0.004           0.01            0.03        0.005
                               ----------      ----------      ----------    --------
Net asset value at
  end of period                $     1.00      $    1.00       $    1.00     $   1.00
                               ==========      =========       =========     ========

Total Return (%) *                  0.42++          1.32            3.70         0.50++
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to
  average net assets (%)            0.40+           0.40            0.42         0.44+
Ratio of expenses to average
  net assets before
  voluntary expense
  reimbursements (%) **             0.57+           0.51            0.56         0.82+
Ratio of net investment
  income to average
  net assets (%)                    0.85+           1.32            3.46         6.25+
Ratio of net investment
  income to average
  net assets before
  voluntary expense
  reimbursements (%)**              0.68+           1.22            3.32         5.86+
Net assets at end of
  period (000 omitted)         $  27,893       $  33,048       $  27,611     $ 19,444



(A)  Commenced operations November 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)


See Notes to Financial Statements.


16


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo
                         Notes to Financial Statements


1. ORGANIZATION:
The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended which continuously offers its shares, to separate accounts of National Life Insurance Company to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of five separate and distinct funds, four of which are diversified: Common Stock, Mid Cap Growth, Small Company and Money Market, (the Growth Index Fund being non-diversified). The five funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund".

2. ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A. SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Money Market Fund are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis, dividend income is recorded on the ex-dividend date. The cost of securities sold is determined by the use of the specific identification method. Market discount and original issue discount are accreted into income.

C. DIVIDENDS AND DISTRIBUTIONS: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital.

D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2003.

E. OTHER: Direct expenses of a fund are charged to that Fund while common expenses of the Series are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from the custodian bank on cash balances and are reflected in the statement of operations as an expense offset.

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

F. FEDERAL INCOME TAXES: No provision is made for Federal taxes as it is the Fund's intention to have each Fund continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise income taxes or income tax liability.

G. OPTIONS: When one of the Sentinel Variable Products Trust Funds writes an option, an amount equal to the premium received by the Fund is recorded as a liability and then subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


         Transactions in options written during the six months ended June 30, 2003 were as follows:

                                                        SVPT
                                                     Common Stock
                                                         Fund
                                                     ------------

Options outstanding at
December 31, 2002                                      $   --

Options written                                         (14,922)

Options terminated in closing
purchase transactions                                    12,906

Options expired                                           2,016

Options exercised                                          --
                                                     ------------
Options outstanding at
June 30, 2003                                          $   --
                                                     ============

3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement, NL Capital Management, Inc. (NLCM) a wholly owned subsidiary of National Life Insurance Company manages the Funds' investments and their business operations under the overall supervision to the Board of Trustees of Sentinel Variable Products Trust. NLCM has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, the Trust will pay to NLCM a monthly fee determined as follows:

         a) With respect to the Common Stock, Mid Cap Growth and Small Company
         Funds: 0.50% per annum on the first $20 million of average daily net assets of each Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.

         b) With respect to Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund

         c) With respect to the Money Market Fund: 0.25% per annum on the average daily net asset of the Fund.

         NLCM has voluntarily agreed for a period of at least until December 31, 2003 to waive the Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:

         o Common Stock Fund            0.66%
         o Mid Cap Growth Fund          0.82%
         o Small Company Fund           0.74%
         o Growth Index Fund            0.60%
         o Money Market Fund            0.40%

         These arrangements may be changed or terminated at any time after December 31, 2003.

         For the six months ended June 30, 2003 the amounts reimbursable are as follows Common Stock $16,556, Mid Cap Growth $5,468, Small Company $9,470, Growth Index $46,876 and Money Market $26,304.

         Equity Services Inc. (ESI) another wholly owned subsidiary of National Life Insurance Company acts as the principal underwriter of shares of the Funds. ESI receives no compensation from the Trust for acting as principal underwriter.

         Pursuant to the Fund Services Agreement with Sentinel Administrative Service Corporation ("Sentinel Service") a Vermont corporation which is a wholly owned subsidiary of National Life Insurance Company, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net asset of the Funds for fund accounting and financial administration services. For the six months ended June 30, 2003 this fee totaled $64,387

4. INVESTMENT TRANSACTIONS:
Purchases and sales (excluding short-term obligations) for the six months ended June 30, 2003 are as follows:

                      Purchases of                   Sales of
                      other than   Purchases of     other than
                         U.S.           U.S.            U.S.       Sales of U.S.
                      Government     Government      Government     Government
                      direct and     direct and      direct and     direct and
                        agency         agency          agency         agency
   Fund               obligations    obligations     obligations    obligations
--------------       ------------   ------------    ------------   -------------

Common Stock         $17,783,086    $   --           $14,751,975   $     --
Growth Index           1,320,287        --             2,805,665         --
Mid Cap Growth        12,621,517        --            12,990,495         --
Small Company          8,480,990        --             5,523,874         --

(THE SENTINEL VARIABLE PRODUCTS MONEY MARKET FUND INVESTS ONLY IN SHORT-TERM
 OBLIGATIONS.)

         At December 31, 2002, the Funds have tax basis capital losses which may be used to offset future capital gains through 2010 as follows:

CAPITAL LOSS CARRYFORWARD
                                                            Expiring in
SVPT COMMON STOCK FUND         $     111,841                 12/31/2009
                                   3,931,884                 12/31/2010
                               -------------
           Total               $   4,043,725
                               =============

SVPT GROWTH INDEX FUND         $      62,231                 12/31/2009
                                     340,021                 12/31/2010
                               -------------
           Total               $     402,252
                               =============


SVPT MID CAP GROWTH FUND       $   4,643,054                 12/31/2009
                                   6,407,249                 12/31/2010
                               -------------
           Total               $  11,050,303
                               =============


SVPT SMALL COMPANY FUND        $   1,066,386                 12/31/2010
                               =============
oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the six months ended June 30, 2003 and the fiscal year ended December 31, 2002 were as follows:

                                 Shares
                                issued in                         Net
                               reinvestment                     increase
                               of dividends                    (decrease)
                     Shares        and           Shares        in shares
 Fund                 sold     distributions   reacquired      outstanding
 ----                 ----     -------------   ----------      -----------

SIX MONTHS ENDED JUNE 30, 2003
Common Stock         370,102         -            219,063          151,039
Growth Index         183,332         -            444,977         (261,645)
Mid Cap Growth       259,585         -            432,525         (172,940)
Small Company        363,051         -            124,687          238,364
Money Market       9,760,850       133,671     15,048,965       (5,154,444)

YEAR ENDED DECEMBER 31, 2002
Common Stock       1,016,585        54,779        510,405          560,959
Growth Index         297,407         4,129         66,248          235,288
Mid Cap Growth       496,222        -             481,162           15,060
Small Company        982,285        29,827        358,598          653,514
Money Market      51,696,746       392,527     46,652,286        5,436,987

6. SUBSEQUENT EVENTS:
The Sentinel Variable Products Trust Balanced Fund and Sentinel Variable Products Trust Bond Fund were added to the Trust and commenced operations on August 1, 2003.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                           Board Members and Officers


Policyholders elect a board that oversees the Trust's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board. The following is a list of the Trust's board members. Each member oversees the five portfolios of the Sentinel Variable Products Trust. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


INDEPENDENT BOARD MEMBERS
----------------------------------------------------------------------------------------------------
                      Position held with
                      Registrant and         Principal occupations during
Name, Address, Age    length of service      past five years                    Public directorships
----------------------------------------------------------------------------------------------------
WILLIAM D. MCMEEKIN   Trustee since 2000     Senior Vice President & Senior     None
(58)                                         Lending Officer - Banknorth
Banknorth Vermont                            Vermont, 2001 to Present;
215 Main Street                              Community President -
Brattleboro, VT 05301                        The Howard Bank, 2000 to 2001;
                                             prior to that, President & Chief
                                             Executive Officer -
                                             Granite Savings Bank
----------------------------------------------------------------------------------------------------
WILLIAM G. RICKER     Trustee since 2000     Former President -                 None
(63)                                         Denis, Ricker & Brown,
Denis Ricker & Brown                         Insurance Agency
17 State Street
Montpelier, VT  05602



BOARD MEMBERS AFFILIATED WITH NL CAPITAL MANAGEMENT, INC.

----------------------------------------------------------------------------------------------------
                      Position held with
                      Registrant and         Principal occupations during
Name, Address, Age    length of service      past five years                    Public directorships
----------------------------------------------------------------------------------------------------
JAMES A. MALLON          Chairman of the     President, Director and Chief      None
(52)                     Board and Chief     Operating Officer - National
National Life Insurance  Executive Officer   Life Insurance Company, 2003 to
  Company                since 2003          date; Executive Vice President
One National Life Drive                      and Chief Marketing Officer -
Montpelier, VT  05604                        National Life Insurance Company,
                                             1998 to 2003


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


The board has appointed officers who are responsible for day-to-day business decisions based on polices it has established. The officers serve at the pleasure of the board.


OFFICERS AFFILIATED WITH NL CAPITAL MANAGEMENT, INC.
----------------------------------------------------------------------------------------------------
                      Position held with
                      Registrant and         Principal occupations during
Name, Address, Age    length of service      past five years                    Public directorships
----------------------------------------------------------------------------------------------------
JOSEPH M. ROB         President              Sentinel Management Company -      None
(61)                  since 2000             Chief Executive Officer, 1993
Sentinel Management                          to present; Sentinel Financial
  Company                                    Services Company - Chief Executive
One National Life Drive                      Officer, 1993 to present; Sentinel
Montpelier, VT  05604                        Administrative Services
                                             Company - Chief Executive Officer,
                                             1993 to present; ESI - Chairman,
                                             Chief Executive Officer, and
                                             Director, 1985 to present,
                                             President, 1997 to present;
                                             American Guaranty & Trust Company -
                                             Director, 1993 to present.
----------------------------------------------------------------------------------------------------
JOHN M. GRAB, JR.,    Vice President         Sentinel Management Company -      None
  C.P.A. (57)         & Chief Financial      Senior Vice President, 1993 to
Sentinel Management   Officer since 2003     present; Sentinel Administrative
  Company                                    Service Company - Senior Vice
One National Life Drive                      President, 1993 to present; ESI -
Montpelier, VT  05604                        Senior Vice President and Chief
                                             Financial Officer, 1988 to present;
                                             American Institute of Certified
                                             Public Accountants; The Vermont
                                             Society of Certified Public Accountants
----------------------------------------------------------------------------------------------------
THOMAS P. MALONE      Vice President         Vice President - Sentinel          None
(47)                  & Treasurer            Administrative Service Company
Sentinel Administrative   since 2000
  Service Company
One National Life Drive
Montpelier, VT  05604

----------------------------------------------------------------------------------------------------
D. RUSSELL MORGAN     Secretary since 2000   Assistant General Counsel -        None
(47)                                         National Life Insurance Company,
National Life Insurance                      2001 to present; Senior Counsel -
  Company                                    National Life Insurance Company,
One National Life Drive                      2000 to 2001; prior to that,
Montpelier, VT  05604                        Counsel - National Life Insurance
                                             Company




                                                                              21


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo








--------------------------------------------------------------------------------
The Statement of Additional Information has additional information about the Trust's trustees and is available, without charge, upon request by calling (800) 537-7003.

INVESTMENT ADVISOR
NL Capital Management, Inc.

PRINCIPAL UNDERWRITER
Equity Services, Inc.

COUNSEL
Sidley Austin Brown & Wood LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

CUSTODIAN AND DIVIDEND PAYING AGENT
State Street Bank - Kansas City

TRANSFER AGENT, SHAREHOLDER SERVICING
AGENT AND ADMINISTRATOR
Sentinel Administrative Service Corporation

                      This page left blank intentionally.

                               Sentinel Variable
                                 Products Trust

Sentinel Variable Products Trust Common Stock Fund Sentinel Variable Products Trust Growth Index Fund Sentinel Variable Products Trust Mid Cap Growth Fund Sentinel Variable Products Trust Small Company Fund Sentinel Variable Products Trust Money Market Fund This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


                      Distributed by Equity Services, Inc.
                              National Life Drive
                           Montpelier, Vermont 05604
                                 (800) 233-4332


9346(0603) Cat. No. 47953

ITEM 2. CODE OF ETHICS
------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEMS 5-6.  [RESERVED]
------------------------------------------------------------------------------

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------------
Not applicable.

ITEM 8.  [RESERVED]
------------------------------------------------------------------------------

ITEM 9.  CONTROLS AND PROCEDURES
------------------------------------------------------------------------------

(a) The registrant's principal executive officer and principal financial and accounting officer, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) as of a date within ninety days of the filing date of this Form N-CSR, have concluded that the registrant's disclosure controls and procedures are adequate and effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. As a result, no corrective actions were required or undertaken.

ITEM 10.  EXHIBITS
------------------------------------------------------------------------------
(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES
                            ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By: /S/ JAMES A. MALLON
--------------------------------------------
Name: James A. Mallon
Title:  Chairman and Chief Executive Officer

Date: September 4, 2003
-----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JAMES A. MALLON
-------------------------------------------
Name: James A. Mallon
Title: Chairman and Chief Executive Officer

Date: September 4, 2003
-----------------------

By:

/S/ JOHN M. GRAB
-----------------------
Name: John M. Grab
Title:  Vice President and Chief Financial Officer

Date: September 4, 2003
-----------------------